Consolidated balance sheets (CHF) In Millions, except Share data, unless otherwise specified	Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Jun. 30, 2012
Assets (CHF million)
Cash and due from banks	56,584		57,242		61,763		99,038
of which reported at fair value	386		575		569		475
Interest-bearing deposits with banks	1,563		1,781		1,945		2,328
of which reported at fair value	396		416		627		624
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	173,404		180,513		183,455		226,864
of which reported at fair value	99,972		106,474		113,664		148,721
Securities received as collateral, at fair value	21,675		33,199		30,045		30,191
of which encumbered	17,100		22,093		17,767		20,985
Trading assets, at fair value	245,834		264,201		256,399		284,058
of which encumbered	68,048		75,138		70,948		74,191
Investment securities	3,546		3,428		3,498		5,326
of which reported at fair value	3,546		3,428		3,498		5,324
Other investments	11,628		12,084		12,022		12,773
of which reported at fair value	8,603		9,053		8,994		9,710
Net loans	246,186		248,995		242,223		239,164
of which reported at fair value	19,570		22,652		20,000		20,515
of which encumbered	568		552		535		602
allowance for loan losses	(900)		(916)		(922)		(928)
Premises and equipment	5,459		5,593		5,618		6,846
Goodwill	8,554		8,584		8,389		8,665
Other intangible assets	237		256		243		278
of which reported at fair value	39		42		43		63
Brokerage receivables	72,247		58,538		45,768		50,411
Other assets	72,986		72,204		72,912		77,513
of which reported at fair value	38,168		35,746		37,275		37,002
of which encumbered	674		722		1,495		2,120
Total assets	919,903		946,618		924,280		1,043,455
Liabilities and equity (CHF million)
Due to banks	29,440		35,033		31,014		41,325
of which reported at fair value	1,903		2,756		3,413		3,324
Customer deposits	328,389		316,681		308,312		312,683
of which reported at fair value	3,600		4,707		4,643		4,825
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	99,073		127,182		132,721		189,266
of which reported at fair value	79,443		102,500		108,784		143,714
Obligation to return securities received as collateral, at fair value	21,675		33,199		30,045		30,191
Trading liabilities, at fair value	89,917		91,490		90,816		115,782
Short-term borrowings	20,976		24,657		18,641		19,184
of which reported at fair value	5,620		5,941		4,513		4,456
Long-term debt	133,505		143,094		148,134		154,838
of which reported at fair value	63,942		64,547		65,384		66,952
Brokerage payables	91,404		73,466		64,676		75,822
Other liabilities	56,117		56,870		57,637		62,259
of which reported at fair value	23,740		25,233		26,871		29,818
Total liabilities	870,496		901,672		881,996		1,001,350
Common shares	64		54		53		51
Additional paid-in capital	27,196		23,808		23,636		21,930
Retained earnings	30,405		29,474		28,171		27,771
Treasury shares, at cost	(62)		(446)		(459)		(66)
Accumulated other comprehensive income/(loss)	(15,201)		(15,065)		(15,903)		(14,912)
Total shareholders' equity	42,402		37,825		35,498		34,774
Noncontrolling interests	7,005		7,121		6,786		7,331
Total equity	49,407		44,946		42,284		42,105
Total liabilities and equity	919,903		946,618		924,280		1,043,455
Additional share information
Par value (in CHF per share)	0.04		0.04		0.04		0.04
Authorized shares (in shares)	2,269,616,660	[1]	2,118,134,039	[1]	2,118,134,039	[1]	2,118,134,039	[1]
Issued shares (in shares)	1,594,295,735		1,339,652,645		1,320,829,922		1,286,599,235
Treasury shares (in shares)	2,328,381		27,495,313		27,036,831		3,511,364
Common shares outstanding (in shares)	1,591,967,354	[2]	1,312,157,332	[3]	1,293,793,091		1,283,087,871	[4]
Consolidated VIEs
Assets (CHF million)
Cash and due from banks	1,592		1,934		1,750		1,324
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,336		0		117		118
Trading assets, at fair value	3,850		3,962		4,697		6,053
Investment securities	175		20		23		34
Other investments	2,196		2,339		2,289		2,327
Net loans	4,566		5,465		6,053		6,611
Premises and equipment	561		565		581		609
Other assets	15,410		14,497		14,536		11,946
Liabilities and equity (CHF million)
Customer deposits	167		164		247		175
Trading liabilities, at fair value	106		111		125		1,256
Short-term borrowings	4,450		8,443		9,582		7,095
Long-term debt	15,450		14,508		14,532		13,860
Other liabilities	1,140		1,208		1,228		681

[1]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 662,873,212 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for BCN.
[3]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 752,676,931 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 732,326,910 of these shares were reserved for BCN and MACCS.
[4]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 805,730,391 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 732,326,910 of these shares were reserved for BCN and MACCS.